Schedule of Investments (unaudited)
December 31, 2023
BlackRock Global Equity Absolute Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 4.6%
Lojas Renner SA	46,174	$ 165,683
Pagseguro Digital Ltd., Class A(a)	7,600	94,772
XP, Inc., Class A	7,076	184,471
		444,926
Canada — 8.2%
Canadian National Railway Co.	4,050	509,058
Canadian Pacific Kansas City Ltd.	1,872	148,116
Suncor Energy, Inc.	4,601	147,400
		804,574
Denmark — 6.4%
Novo Nordisk A/S, Class B	3,934	407,685
Vestas Wind Systems A/S(a)	6,702	212,063
		619,748
France — 2.0%
Remy Cointreau SA	1,518	193,628
Germany — 7.9%
Beiersdorf AG	3,287	492,244
Infineon Technologies AG	3,474	145,083
Puma SE	2,387	132,788
		770,115
Italy — 3.2%
Ferrari NV	447	150,910
Intesa Sanpaolo SpA	56,047	164,016
		314,926
Japan — 11.6%
Lasertec Corp.	800	210,021
Recruit Holdings Co. Ltd.	10,500	439,017
Sony Group Corp.	5,100	482,628
		1,131,666
Netherlands — 4.5%
ASML Holding NV	366	276,289
Heineken NV	1,603	162,864
		439,153
Switzerland — 2.3%
UBS Group AG, Registered Shares	7,318	227,309
Security	Shares	Value
United States — 43.2%
Adobe, Inc.(a)	264	$ 157,502
Align Technology, Inc.(a)	373	102,202
Amazon.com, Inc.(a)	2,168	329,406
American International Group, Inc.	2,356	159,619
Baker Hughes Co., Class A	3,429	117,203
Bank of America Corp.	3,527	118,754
Cadence Design Systems, Inc.(a)	849	231,242
Chart Industries, Inc.(a)	730	99,521
Comcast Corp., Class A	8,036	352,379
Freeport-McMoRan, Inc.	3,483	148,271
Mastercard, Inc., Class A	1,015	432,908
Match Group, Inc.(a)	3,127	114,136
Meta Platforms, Inc., Class A(a)	757	267,948
Microsoft Corp.	890	334,676
Pinterest, Inc., Class A(a)	3,883	143,826
Thermo Fisher Scientific, Inc.	566	300,427
T-Mobile U.S., Inc.	2,313	370,843
WD-40 Co.	769	183,845
Western Alliance Bancorp	2,167	142,567
Willis Towers Watson PLC	445	107,334
		4,214,609
Total Long-Term Investments — 93.9% (Cost: $7,851,082)		9,160,654
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.26%(b)(c)	758,021	758,021
Total Short-Term Securities — 7.8% (Cost: $758,021)		758,021
Total Investments — 101.7% (Cost: $8,609,103)		9,918,675
Liabilities in Excess of Other Assets — (1.7)%		(166,079)
Net Assets — 100.0%		$ 9,752,596
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Global Equity Absolute Return Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 1,394,967	$ —	$ (636,946)(a)	$ —	$ —	$ 758,021	758,021	$ 51,552	$ —
SL Liquidity Series, LLC, Money Market Series(b)	158,152	—	(158,177)(a)	(8)	33	—	—	11,380(c)	—
				$ (8)	$ 33	$ 758,021		$ 62,932	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
CAC 40 Index	3	01/19/24	$ 250	$ 332
TOPIX Index	2	03/07/24	336	845
S&P 500 E-Mini Index	2	03/15/24	482	(15,995)
STOXX Europe 600 Index	52	03/15/24	1,377	(10,122)
				$ (24,940)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	665,516	CAD	903,012	Morgan Stanley & Co. International PLC	01/19/24	$ (16,179)
USD	182,902	CHF	160,373	State Street Bank and Trust Co.	01/19/24	(8,209)
USD	559,380	DKK	3,868,081	Societe Generale SA	01/19/24	(14,084)
USD	1,690,651	EUR	1,568,551	State Street Bank and Trust Co.	01/19/24	(42,466)
USD	1,105,412	JPY	160,722,979	State Street Bank and Trust Co.	01/19/24	(38,226)
						$(119,164)

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Global Equity Absolute Return Fund
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(i)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(a)	02/26/24–02/24/28	$ (1,007,735)	$ 2,746(b)	$ (998,751)	22.1%
	Monthly	Goldman Sachs Bank USA(c)	08/19/26	(1,033,340)	5,056(d)	(1,021,823)	16.1
	Monthly	HSBC Bank PLC(e)	02/10/28	(1,180,584)	(45,019)(f)	(1,224,963)	18.5
	Monthly	Morgan Stanley & Co. International PLC(g)	05/15/24–12/26/28	(1,420,206)	(13,901)(h)	(1,428,290)	21.7
					$ (51,118)	$ (4,673,827)
(b)	Amount includes $(6,238) of net dividends and financing fees.
(d)	Amount includes $(6,461) of net dividends and financing fees.
(f)	Amount includes $(640) of net dividends and financing fees.
(h)	Amount includes $(5,817) of net dividends and financing fees.
(i)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(a)	(c)	(e)
Range:	15-35 basis points	0-600 basis points	15-150 basis points
Benchmarks:	Euro Short-Term Rate:	Canadian Overnight Repo Rate Average:	Euro Short-Term Rate:
	EUR 1-Day	CAD 1-Day	EUR 1-Day
	Sterling Overnight Index Average:	Euro Short-Term Rate:	Sterling Overnight Index Average:
	GBP 1-Day	EUR 1-Day	GBP 1-Day
	Tokyo Overnight Average Rate:	Sterling Overnight Index Average:	Tokyo Overnight Average Rate:
	JPY 1-Day	GBP 1-Day	JPY 1-Day
	Overnight Bank Funding Rate:	Hong Kong Overnight Index Average:	Overnight Bank Funding Rate:
	USD 1-Day	HKD 1-Day	USD 1-Day
Tokyo Overnight Average Rate:
JPY 1-Day
Overnight Federal Funds Effective Rate:
USD 1-Day

(g)
Range:	15-40 basis points
Benchmarks:	Euro Short-Term Rate:
EUR 1-Day
Sterling Overnight Index Average:
GBP 1-Day
Tokyo Overnight Average Rate:
JPY 1-Day
Stockholm Overnight Interbank Offer Rate:
SEK 1-Day
Overnight Federal Funds Effective Rate:
USD 1-Day

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Global Equity Absolute Return Fund
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates February 26, 2024 to February 24, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
France
Air Liquide SA	841	$ 163,739	(16.4)%
South Korea
Samsung Electronics Co. Ltd.	7,003	425,060	(42.6)
Total Reference Entity — Long		588,799
Reference Entity — Short
Common Stocks
Israel
Wix.com Ltd.	901	(110,841)	11.1
Japan
Seven Bank Ltd.	35,200	(74,726)	7.5
Netherlands
Randstad NV	2,097	(131,608)	13.2
United Kingdom
Bunzl PLC	4,407	(179,081)	17.9
United States
Belden, Inc.	1,212	(93,627)	9.4
Charter Communications, Inc., Class A	187	(72,683)	7.3
Cognizant Technology Solutions Corp., Class A	1,124	(84,896)	8.5
GoDaddy, Inc., Class A	979	(103,931)	10.4
International Business Machines Corp.	1,057	(172,872)	17.3
Interpublic Group of Cos., Inc. (The)	2,849	(92,991)	9.3
Iron Mountain, Inc.	2,845	(199,093)	19.9
Timken Co. (The)	2,054	(164,628)	16.5
Trade Desk, Inc. (The), Class A	1,481	(106,573)	10.7
		(1,091,294)
Total Reference Entity — Short		(1,587,550)
Net Value of Reference Entity — Citibank N.A.		$(998,751)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United Kingdom
HSBC Holdings PLC	21,476	$ 173,740	(17.0)%
	Shares	Value	% of Basket Value
United States
Willis Towers Watson PLC	445	$ 107,334	(10.5)%
Total Reference Entity — Long		281,074
Reference Entity — Short
Common Stocks
Canada
BCE, Inc.	2,138	(84,177)	8.2
China
New China Life Insurance Co. Ltd., Class H	38,400	(74,921)	7.3
Japan
Aozora Bank Ltd.	4,800	(104,069)	10.2
Dentsu Group, Inc.	2,400	(61,448)	6.0
		(165,517)
Netherlands
Basic-Fit NV	803	(25,000)	2.5
Spain
Mapfre SA	50,696	(108,947)	10.7
Telefonica SA	28,206	(110,282)	10.8
		(219,229)
United States
Expedia Group, Inc.	1,269	(192,621)	18.8
Paramount Global, Class B, NVS	4,205	(62,192)	6.1
Penske Automotive Group, Inc.	831	(133,384)	13.1
Progressive Corp. (The)	911	(145,104)	14.2
Trupanion, Inc.	3,326	(101,476)	9.9
Williams-Sonoma, Inc.	492	(99,276)	9.7
		(734,053)
Total Reference Entity — Short		(1,302,897)
Net Value of Reference Entity — Goldman Sachs Bank USA		$(1,021,823)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United Kingdom
Melrose Industries PLC	24,486	$ 176,994	(14.5)%
United States
American International Group, Inc.	2,248	152,302	(12.4)
Total Reference Entity — Long		329,296
Reference Entity — Short
Common Stocks
France
Airbus SE	1,067	(164,839)	13.5

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Global Equity Absolute Return Fund
	Shares	Value	% of Basket Value
Japan
Central Japan Railway Co.	1,800	$ (45,685)	3.7%
Secom Co. Ltd.	1,000	(71,940)	5.9
Shiseido Co. Ltd.	1,800	(54,256)	4.4
		(171,881)
Netherlands
Basic-Fit NV	2,350	(73,163)	6.0
Taiwan
First Financial Holding Co. Ltd.	81,000	(72,276)	5.9
United Kingdom
Associated British Foods PLC	2,938	(88,548)	7.2
Sage Group PLC (The)	13,068	(195,090)	15.9
		(283,638)
United States
BRP Group, Inc., Class A	4,860	(116,737)	9.5
Conagra Brands, Inc.	3,673	(105,268)	8.6
Five Below, Inc.	433	(92,298)	7.5
Gap, Inc. (The)	2,249	(47,027)	3.9
Robert Half, Inc.	1,532	(134,693)	11.0
Rockwell Automation, Inc.	320	(99,354)	8.1
WW Grainger, Inc.	233	(193,085)	15.8
		(788,462)
Total Reference Entity — Short		(1,554,259)
Net Value of Reference Entity — HSBC Bank PLC		$(1,224,963)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC as of period end, termination dates May 15, 2024 to December 26, 2028:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Brazil
B3 SA - Brasil Bolsa Balcao	63,356	$ 189,559	(13.3)%
United Kingdom
Smith & Nephew PLC	11,841	162,661	(11.4)
Total Reference Entity — Long		352,220
	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Germany
Fresenius Medical Care AG	1,995	$ (83,408)	5.8%
Siemens AG, Registered Shares	263	(49,341)	3.5
		(132,749)
Hong Kong
Futu Holdings Ltd., ADR	1,067	(58,290)	4.1
Japan
Daiwa Securities Group, Inc.	11,900	(79,875)	5.6
Nissan Motor Co. Ltd.	12,700	(49,656)	3.5
SoftBank Corp.	8,600	(107,171)	7.5
		(236,702)
Spain
ACS Actividades de Construccion y Servicios SA	3,782	(167,977)	11.8
Sweden
Evolution AB	1,313	(156,392)	11.0
H & M Hennes & Mauritz AB, B Shares	4,919	(86,280)	6.0
		(242,672)
Taiwan
Mega Financial Holding Co. Ltd.	57,000	(72,732)	5.1
United Kingdom
BT Group PLC	43,832	(69,061)	4.8
United States
Booking Holdings, Inc.	43	(152,531)	10.7
Carrier Global Corp.	1,806	(103,755)	7.3
J M Smucker Co. (The)	940	(118,797)	8.3
Lam Research Corp.	94	(73,626)	5.1
Omnicom Group, Inc.	2,213	(191,447)	13.4
ResMed, Inc.	518	(89,106)	6.2
Tesla, Inc.	286	(71,065)	5.0
		(800,327)
Total Reference Entity — Short		(1,780,510)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$(1,428,290)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Global Equity Absolute Return Fund
Fair Value Hierarchy as of Period End (continued)
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 279,243	$ 165,683	$ —	$ 444,926
Canada	804,574	—	—	804,574
Denmark	—	619,748	—	619,748
France	—	193,628	—	193,628
Germany	—	770,115	—	770,115
Italy	—	314,926	—	314,926
Japan	—	1,131,666	—	1,131,666
Netherlands	—	439,153	—	439,153
Switzerland	—	227,309	—	227,309
United States	4,214,609	—	—	4,214,609
Short-Term Securities
Money Market Funds	758,021	—	—	758,021
	$ 6,056,447	$ 3,862,228	$ —	$ 9,918,675
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,177	$ 7,802	$ —	$ 8,979
Liabilities
Equity Contracts	(26,117)	(58,920)	—	(85,037)
Foreign Currency Exchange Contracts	—	(119,164)	—	(119,164)
	$ (24,940)	$ (170,282)	$ —	$ (195,222)
(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
December 31, 2023
BlackRock Global Equity Absolute Return Fund
Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
S&P	Standard & Poor’s
TOPIX	Tokyo Stock Price Index